UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Starr
Title:   Director, Operations
Phone:   212-317-5308
Signature, Place, Date of Signing:

   David Starr                New York, N.Y.    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F Holdings Report filed by this manager for Quarter Ended June 30, 2009, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $46,737


List of Other Included Managers:
None

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
CALPINE CORP       	  COM		  131347304  000033691 003021588 SH 	    SOLE     		  003021588	  0	  0
FEDERAL MOGUL CORP 	  COM		  313549404  000006159 000651734 SH 	    SOLE     		  000651734	  0	  0
EFA INDEX FUND     	  COM		  464287465  000000541 000011800 SH 	    SOLE     		  000011800	  0	  0
NEW STAR FINANCIAL 	  COM		  65251F105  000005730 003000000 SH 	    SOLE     		  003000000	  0	  0
SPDR S&P 500 ETF TR	  COM		  78462F103  000000616 000006700 SH 	    SOLE     		  000006700	  0	  0